Alger Capital Appreciation Institutional Fund Annual Fund Operating Expenses - Class I R Shares [Member] - Alger Capital Appreciation Institutional Fund	Oct. 31, 2025
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.22%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.25%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[1]
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.17%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.70%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $2 billion is .81%, for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2025 was .78%.